Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment, Net, by Type [Abstract]
Systems, Equipment and Other Assets Related to Contracts, net and Property Plant and Equipment, net
Systems, Equipment and Other Assets Related to Contracts, net and Property, Plant and Equipment, net

Systems & Equipment and PPE, net consist of the following:

	Systems & Equipment, net		PPE, net
	December 31,		December 31,
($ thousands)	2019	2018	2019	2018
Land	297	303	2,317	2,462
Buildings	107,538	157,611	70,473	69,799
Terminals and systems	2,933,649	3,014,733	—	—
Furniture and equipment	198,324	205,305	240,375	257,444
Construction in progress	54,950	74,382	15,624	12,777
	3,294,758	3,452,334	328,789	342,482
Accumulated depreciation	(1,986,818)	(2,047,908)	(182,734)	(157,133)
	1,307,940	1,404,426	146,055	185,349

Gain on Sale of Assets to Distributor

During 2019, we entered into a long-term strategic agreement with a distributor in Oklahoma that included the sale of used, non-premium equipment, which was previously included within Systems & Equipment, net within the consolidated balance sheet. This sale resulted in a gain of $27.7 million which is classified in other operating expense, net on the consolidated statements of operations for the year ended December 31, 2019.